Inventories (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Jun. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz	Jan. 01, 2017 USD ($)
Inventories
Materials and supplies, amount	$ 5,043,000	$ 2,559,000	$ 5,043,000	$ 2,559,000	$ 1,582,000
Merrill-Crowe in process, amount	410,000	1,004,000	410,000	1,004,000	0
Carbon column in-process, amount	2,209,000	478,000	2,209,000	478,000	478,000
Dor finished goods, amount	1,641,000	412,000	1,641,000	412,000	0
Total	$ 9,303,000	$ 4,453,000	$ 9,303,000	$ 4,453,000	$ 2,060,000
Materials and supplies (in gold ounces) | oz	0	0	0	0	0
Merrill-Crowe in process (in gold ounces) | oz	226	691	226	691	0
Carbon column in-process (in gold ounces) | oz	1,397	474	1,397	474	482
Dor finished goods (in gold ounces) | oz	885	278	885	278	0
Total inventories (in gold ounces) | oz	2,508	1,443	2,508	1,443	482
Capitalized depreciation and amortization costs	$ 200,000	$ 100,000	$ 200,000	$ 100,000	$ 0
Ore on leach pads	$ 28,180,000	$ 22,062,000	$ 28,180,000	$ 22,062,000	$ 0	$ 0
Ore on leach pads (in gold ounces) | oz	17,825	17,019	17,825	17,019	0
Capitalized depreciation and amortization costs	$ 1,900,000	$ 1,800,000	$ 1,900,000	$ 1,800,000	$ 0
Ore on leach pads written off (in gold ounces) | oz	6,512	11,680	10,492
Cash production costs on production inventories other than ore on leach pads written-off				15,100,000
Cash production costs ore on leach pads written-off				2,000,000.0
Capitalized depreciation and amortization costs on production inventories other than ore on leach pads written-off				1,300,000
Write-down of production inventories other than ore on leach pads				16,400,000
Production costs written off	$ 10,200,000		$ 16,700,000	2,200,000
Capitalized depreciation and amortization costs, written off	$ 700,000		$ 1,300,000	200,000
Write-down of ore on leach pads				$ 2,200,000